Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Feb. 10, 2020	Jun. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Debt			$ 805,332	$ 728,473		$ 572,931
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Centerbridge Subscription Agreement | Landscape
Business Acquisition [Line Items]
Subscription agreement entered date	Nov. 20, 2019
Subscription agreement amended and supplemented date	Feb. 07, 2020
Ordinary Shares | Centerbridge Subscription Agreement | Landscape
Business Acquisition [Line Items]
Shares subscribed	$ 100,000
Common stock, par value	$ 10.00
AP Wireless
Business Acquisition [Line Items]
Date of acquisition	Feb. 10, 2020
Consideration paid	$ 860,000
Debt		$ 539,000
Redeem minority investor	65,000
Cash		$ 66,500
Allocable transaction expenses	$ 10,700
Percentage of interest acquired	100.00%
APW OpCo
Business Acquisition [Line Items]
Percentage of interest acquired	91.80%
APW OpCo | Landscape
Business Acquisition [Line Items]
Percentage of interest acquired	91.80%
APW OpCo | Noncontrolling Interest
Business Acquisition [Line Items]
Percentage of interest acquired	8.20%		8.20%	8.20%